Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Schedules of Concentration of Risk

Summarized below are individual customers whose revenue or account receivable balances were 10% or higher than the respective total consolidated amounts:

	Year Ended December 31,
	2011	2012	2013
Percentage of Revenue:
Accuvant	12%	10%	11%
Carahsoft Technology Corporation	*	*	11%

	At December 31,
	2012	2013
Percentage of Accounts Receivable:
Accuvant	14%	12%
Scalar Decisions	10%	*

*	Less than 10%

Schedule of Property and Equipment Estimated Useful Lives

The estimated useful lives of property and equipment are described below:

Property and Equipment	Useful Life
Computer equipment and software	2 to 5 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Furniture and fixtures	5 years
Machinery and equipment	2 to 5 years